Other financial liabilities from virtual bank (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)
Other financial liabilities from virtual bank
Repurchase agreements	¥ 54,373,000		¥ 89,327,000
Repurchase agreements secured by financial assets measured at fair value through other comprehensive income	¥ 54,373,000	$ 60,000,000